Note 13 - Equity Compensation Plan (Details) - Non-Vested Restricted Shares (USD $)	Dec. 31, 2013	Dec. 31, 2012
Non-Vested Restricted Shares [Abstract]
Number of restricted shares	74,761	74,761
Weighted average grant date fair value per non-vested share	$ 7.26	$ 7.26
Number of restricted shares	74,761	74,761
Weighted average grant date fair value per non-vested share	$ 7.26	$ 7.26